Insurance Contracts_The Changes In Reinsurance Assets Included In Other Assets(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	₩ 782,985	₩ 5,995
Business combination		730,251
Net increase (decrease)	(87,232)	46,739
Ending	695,753	782,985
Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	783,614	5,995
Business combination		730,989
Net increase (decrease)	(85,945)	46,630
Ending	697,669	783,614
Less: Allowances
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	629	0
Business combination		738
Net increase (decrease)	1,287	(109)
Ending	1,916	629
Non-life insurance | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	776,969	0
Business combination		730,989
Net increase (decrease)	(86,060)	45,980
Ending	690,909	776,969
General Insurance | Reserve for outstanding claims | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	480,760	0
Business combination		391,305
Net increase (decrease)	(119,763)	89,455
Ending	360,997	480,760
General Insurance | Unearned premium reserve | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	178,586	0
Business combination		218,479
Net increase (decrease)	(7,346)	(39,893)
Ending	171,240	178,586
Automobile insurance | Reserve for outstanding claims | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	13,320	0
Business combination		15,943
Net increase (decrease)	4,737	(2,623)
Ending	18,057	13,320
Automobile insurance | Unearned premium reserve | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	14,986	0
Business combination		17,373
Net increase (decrease)	15,878	(2,387)
Ending	30,864	14,986
Long-term Insurance | Reserve for outstanding claims | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	89,317	0
Business combination		87,887
Net increase (decrease)	20,434	1,430
Ending	109,751	89,317
Long-term Insurance | Unearned premium reserve | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	0	0
Business combination		2
Net increase (decrease)		(2)
Ending		0
Life insurance | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	1,900	1,774
Business combination		0
Net increase (decrease)	460	126
Ending	2,360	1,900
Life insurance | Reserve for outstanding claims | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	1,410	1,301
Business combination		0
Net increase (decrease)	502	109
Ending	1,912	1,410
Life insurance | Unearned premium reserve | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	490	473
Business combination		0
Net increase (decrease)	(42)	17
Ending	448	490
Others | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	4,745	4,221
Business combination		0
Net increase (decrease)	(345)	524
Ending	4,400	4,745
Others | Reserve for outstanding claims | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	3,670	3,041
Business combination		0
Net increase (decrease)	(253)	629
Ending	3,417	3,670
Others | Unearned premium reserve | Acquisition cost
Details Of Changes In Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Beginning	1,075	1,180
Business combination		0
Net increase (decrease)	(92)	(105)
Ending	₩ 983	₩ 1,075